BENEFIT PLANS - Narrative (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Employee contribution limit per calendar year (up to) (as a percent of pre-tax earnings)			50.00%
Employer contribution limit per calendar year (as a percent of compensation)	10.00%	3.00%
Employer contribution per dollar employee contributes up to contribution limit	100.00%
United States
Defined Contribution Plan Disclosure
Defined contribution plan contributions			$ 15.4	$ 10.2	$ 8.8
All Other Countries
Defined Contribution Plan Disclosure
Defined contribution plan contributions			$ 1.0	$ 0.6	$ 0.3